SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of diluted net income (loss) per share of common stock (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025
Numerator:
Net (loss) income	$ (440,294)	$ 10,748,033	$ (31,629,530)	$ 485,559	$ (120,206,947)	$ 677,930	$ 5,750,293
Change in fair value of financial instruments		(12,655,000)
Interest on dilutive instruments		1,419,843
Allocation of net (loss) income, as adjusted	$ (440,294)	$ (487,124)
Denominator:
Dilutive weighted average common stock outstanding (in shares)	59,947,249	256,405
If converted shares		1,636,065
Diluted weighted average shares outstanding (in shares)	59,947,249	1,892,470
Diluted net (loss) income per common stock (in dollars per share)	$ (0.01)	$ (1.9)
Redeemable
Numerator:
Net (loss) income					(11,279,605)
Allocation of net income (loss),					(11,279,605)		5,750,820
Change in fair value of financial instruments							(15,147,345)
Interest on dilutive instruments							7,148,116
Allocation of net (loss) income, as adjusted					$ (11,279,605)		$ (2,248,409)
Denominator:
Dilutive weighted average common stock outstanding (in shares)					18,500		5,987,645
Diluted weighted average shares outstanding (in shares)					18,500		5,987,645
Diluted net (loss) income per common stock (in dollars per share)					$ (609.72)		$ (0.38)
Non-redeemable
Numerator:
Net (loss) income					$ (108,927,342)		$ 5,750,820
Allocation of net income (loss),					(124,349,773)		$ 5,750,820
Allocation of net (loss) income, as adjusted					$ (124,349,773)
Denominator:
Dilutive weighted average common stock outstanding (in shares)					178,651		5,987,645
Diluted weighted average shares outstanding (in shares)					178,651		5,987,645
Diluted net (loss) income per common stock (in dollars per share)					$ (696.05)		$ (0.38)